AXPSM
                                                                        Precious
                                                                     Metals Fund
                                                          2000 SEMIANNUAL REPORT







American
  Express(R)
Funds

(icon of) ruler

AXP Precious Metals Fund seeks to provide shareholders with long-term growth of capital.

All That Glitters
While investors typically look to stocks and bonds for the best return on their money, there are times when hard assets such as gold can play a small but important role in a diversified portfolio. Because owning the metal itself is often impractical, most investors put their money in stocks of companies that mine gold and other precious metals. Those stocks, which form the bedrock of AXP Precious Metals Fund, usually move in tandem with the prices of the metals.

CONTENTS
From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in Securities               19

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Clay L. Hoes
Clay L. Hoes
Portfolio manager

From the Portfolio Manager
AXP Precious Metals Fund experienced a loss in the first half of the fiscal year, as the price of gold continued to decline. For the six months -- April through September 2000 -- the Fund's Class A shares lost 8.08% (excluding the sales charge).

The fundamental story for gold over the period was basically the same as it's been for the past several years: modest overall demand for gold jewelry and coins around the globe, combined with limited gold production. Compounding the situation was continued selling of gold reserves by central banks, most notably in the United Kingdom and Switzerland. This helped keep a lid on the price of gold.

SUBDUED INFLATION
Gold couldn't get much help from inflation, either, as the data in the U.S. and other major markets showed little if any increase in consumer prices. (Gold has traditionally been looked upon as a store of value in an environment of rising inflation, and, therefore, has often experienced a rise in price during such periods.) A run-up in the price of oil during the period raised the possibility of a future inflation spike in the minds of some investors, but that trend failed to have much follow-through effect on gold. For the six months, gold declined from $281 an ounce to $277.

While the environment made things difficult for stocks of gold producers, stocks of gold-exploration companies fared better. To take advantage of that situation, I added several of the latter to the portfolio, including Brancote Holding PLC, Gabriel Resources and Goldfields. While they constituted small positions on an individual basis, as a group they made a solid contribution to Fund performance. I also established a new position in Aber, a diamond producer based in Canada.

Probably the most interesting segment of the precious metals group was palladium, which, along with its sister metal, platinum, is used in the production of catalytic converters for cars and trucks. As cleaner air has become an increasingly global concern, demand for those metals has risen and is expected to remain high. In addition, demand for platinum jewelry has been on the rise, often at the expense of gold. The Fund's biggest investment in that segment -- and, in fact, the Fund's biggest holding overall -- is Montana-based Stillwater Mining. Although the stock declined during the six months, it has been a long-term winner for the Fund. During the six months, I beefed up the exposure to palladium by adding North American Palladium, and added to platinum by establishing a position in Impala Platinum and adding to holdings of Kroondal Platinum.

Heading into the second half of the fiscal year, I think the best opportunities continue to be in platinum/palladium and gold-exploration stocks, which, at the end of past period, accounted for about 23% and 12%, respectively, of the portfolio. The bulk of the rest of the portfolio remained in stocks of gold producers.

Clay L. Hoes

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                    $4.55
March 31, 2000                                                    $4.95
Decrease                                                          $0.40

Distributions -- April 1, 2000 - Sept. 30, 2000
From income                                                       $  --
From capital gains                                                $  --
Total distributions                                               $  --
Total return**                                                   -8.08%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                    $4.44
March 31, 2000                                                    $4.85
Decrease                                                          $0.41

Distributions -- April 1, 2000 - Sept. 30, 2000
From income                                                       $  --
From capital gains                                                $  --
Total distributions                                               $  --
Total return**                                                   -8.45%

Class C-- June 26, 2000* - Sept. 30, 2000
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                    $4.43
June 26, 2000*                                                    $4.57
Decrease                                                          $0.14

Distributions-- June 26, 2000* - Sept. 30, 2000
From income                                                       $  --
From capital gains                                                $  --
Total distributions                                               $  --
Total return**                                                   -3.06%***

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                    $4.56
March 31, 2000                                                    $4.95
Decrease                                                          $0.39

Distributions -- April 1, 2000 - Sept. 30, 2000
From income                                                       $  --
From capital gains                                                $  --
Total distributions                                               $  --
Total return**                                                   -7.88%

  *Inception date.
 **The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return for Class C is not annualized.

The 10 Largest Holdings
                                           Percent                Value
                                       (of net assets)   (as of Sept. 30, 2000)
 Stillwater Mining                          11.72%             $4,466,549
 Meridian Gold                              10.47               3,987,771
 Goldcorp Cl A                               7.12               2,711,684
 Barrick Gold                                6.20               2,363,750
 Newmont Mining                              5.80               2,210,000
 Gabriel Resources                           5.21               1,986,761
 Impala Platinum Holdings                    4.55               1,733,832
 Harmony Gold Mining                         4.00               1,524,720
 Compania de Minas Buenaventura ADR          3.89               1,483,125
 Brancote Holdings                           3.77               1,435,994

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
The 10 holdings listed here make up 62.73% of net assets


Financial Statements

Statement of assets and liabilities
AXP Precious Metals Fund, Inc.

Sept. 30, 2000 (Unaudited)

Assets
Investments in securities at value (Note 1)
   (identified cost $37,503,575)                                         $ 38,864,961
Cash in bank on demand deposit                                                  5,236
Dividends and accrued interest receivable                                     105,230
Receivable for investment securities sold                                       8,850
                                                                                -----
Total assets                                                               38,984,277
                                                                           ----------

Liabilities
Payable for investment securities purchased                                   818,100
Accrued investment management services fee                                        810
Accrued distribution fee                                                          398
Accrued transfer agency fee                                                       472
Accrued administrative services fee                                                61
Other accrued expenses                                                         63,760
                                                                               ------
Total liabilities                                                             883,601
                                                                              -------
Net assets applicable to outstanding capital stock                       $ 38,100,676
                                                                         ============

Represented by
Capital stock-- $.01 par value (Note 1)                                  $     84,093
Additional paid-in capital                                                 83,306,396
Net operating loss                                                            (99,374)
Accumulated net realized gain (loss) (Note 7)                             (46,550,287)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies           1,359,848
                                                                            ---------
Total-- representing net assets applicable to outstanding capital stock  $ 38,100,676
                                                                         ============
Net assets applicable to outstanding shares: Class A                     $ 31,017,339
                                             Class B                     $  7,041,558
                                             Class C                     $     35,265
                                             Class Y                     $      6,514
Net asset value per share of outstanding capital stock:
                                             Class A shares   6,814,534  $       4.55
                                             Class B shares   1,585,347  $       4.44
                                             Class C shares       7,957  $       4.43
                                             Class Y shares       1,429  $       4.56

See accompanying notes to financial statements.


Statement of operations
AXP Precious Metals Fund, Inc.

Six months ended Sept. 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                 $   198,752
Interest                                                                      100,214
     Less foreign taxes withheld                                               (7,438)
                                                                               ------
Total income                                                                  291,528
                                                                              -------
Expenses (Note 2):
Investment management services fee                                            164,931
Distribution fee
     Class A                                                                   42,752
     Class B                                                                   39,166
     Class C                                                                       46
Transfer agency fee                                                            82,051
Incremental transfer agency fee
     Class A                                                                    8,078
     Class B                                                                    2,355
     Class C                                                                        1
Service fee - Class Y                                                               3
Administrative services fees and expenses                                      12,426
Compensation of board members                                                   3,819
Custodian fees                                                                  9,917
Printing and postage                                                            1,447
Registration fees                                                              15,358
Audit fees                                                                     10,000
Other                                                                           3,012
                                                                                -----
Total expenses                                                                395,362
     Earnings credits on cash balances (Note 2)                                (4,460)
                                             -                                 ------
Total net expenses                                                            390,902
                                                                              -------
Investment income (loss)-- net                                                (99,374)
                                                                              -------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                                        (8,008,103)
     Foreign currency transactions                                            (20,371)
     Options contracts written (Note 5)                                       103,321
                                     -                                        -------
Net realized gain (loss) on investments                                    (7,925,153)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies     4,416,556
                                                                            ---------
Net gain (loss) on investments and foreign currencies                      (3,508,597)
                                                                           ----------
Net increase (decrease) in net assets resulting from operations           $(3,607,971)
                                                                          ===========

See accompanying notes to financial statements.


Statements of changes in net assets
AXP Precious Metals Fund, Inc.
                                                                      Sept. 30, 2000   March 31, 2000
                                                                     Six months ended    Year ended
                                                                        (Unaudited)
Operations and distributions
Investment income (loss)-- net                                          $   (99,374)  $   (222,660)
Net realized gain (loss) on investments                                  (7,925,153)    (8,948,614)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilites in foreign currencies    4,416,556      4,800,251
                                                                          ---------      ---------
Net increase (decrease) in net assets resulting from operations          (3,607,971)    (4,371,023)
                                                                         ----------     ----------

Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                             22,720,141     94,960,719
     Class B shares                                                         518,974      5,407,758
     Class C shares                                                          37,000             --
     Class Y shares                                                              --         16,725
Payments for redemptions
     Class A shares                                                     (26,857,712)  (104,924,748)
     Class B shares (Note 2)                                             (1,430,437)    (3,427,144)
     Class Y shares                                                               --        (8,062)
                                                                                            ------
Increase (decrease) in net assets from capital share transactions        (5,012,034)    (7,974,752)
                                                                         ----------     ----------
Total increase (decrease) in net assets                                  (8,620,005)   (12,345,775)
Net assets at beginning of period                                        46,720,681     59,066,456
                                                                         ----------     ----------
Net assets at end of period                                             $38,100,676   $ 46,720,681
                                                                        ===========   ============

See accompanying notes to financial statements.

Notes to Financial Statements
AXP Precious Metals Fund, Inc.
(Unaudited as to Sept. 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in securities of companies engaged in the exploration, mining, processing or distribution of gold and other precious metals. Most of these companies will be located outside of the United States.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 429 shares of capital stock, which represented the initial capital in Class C at $4.66 per share.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Investments in metals, if any, are valued daily using data from independent brokers and pricing services.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.8% to 0.675% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Precious Metals Fund to the Lipper Gold Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $3,273 for the six months ended Sept. 30, 2000.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00

o Class B $20.00

o Class C $19.50

o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets.

Sales charges received by the Distributor for distributing Fund shares were $14,432 for Class A and $7,848 for Class B for the six months ended Sept. 30, 2000.

During the six months ended Sept. 30, 2000, the Fund's custodian and transfer agency fees were reduced by $4,460 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $34,010,977 and $39,547,163, respectively, for the six months ended Sept. 30, 2000. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $28,590 for the six months ended Sept. 30, 2000.

Income from securities lending amounted to $980 for the six months ended Sept. 30, 2000. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:
                                        Six months ended Sept. 30, 2000
                                Class A      Class B       Class C*     Class Y
Sold                          4,778,852      112,035         7,957           --
Issued for
  reinvested distributions           --           --            --           --
Redeemed                     (5,649,293)    (312,553)           --           --
                             ----------     --------
Net increase (decrease)        (870,441)    (200,518)        7,957           --
                               --------     --------         -----

* Inception date was June 26, 2000.


                                       Year ended March 31, 2000
                                Class A      Class B       Class C      Class Y
Sold                         17,083,825      996,586           N/A        2,843
Issued for
  reinvested distributions           --           --           N/A           --
Redeemed                    (18,843,736)    (630,484)          N/A       (1,550)
                            -----------     --------                     ------
Net increase (decrease)      (1,759,911)     366,102           N/A        1,293
                             ----------      -------                      -----

5. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:
                                   Six months ended Sept. 30, 2000
                                        Puts                      Calls
                              Contracts      Premium     Contracts      Premium
Balance March 31, 2000               --         $ --            --         $ --
Opened                              500      100,997           100       15,324
Closed                             (500)    (100,997)           --           --
Expired                              --           --          (100)     (15,324)
                                                              ----      -------
Balance Sept. 30, 2000               --         $ --            --         $ --

See "Summary of significant accounting policies."

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Sept. 30, 2000.

7. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund had a capital loss carry-over of $36,699,656 as of March 31, 2000, that will expire in 2006 through 2009 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


8. FINANCIAL HIGHLIGHTS
The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended March 31,

Per share income and capital changesa
                                                                Class A

                                       2000b        2000         1999         1998          1997

Net asset value, beginning of period  $4.95        $5.45        $6.82       $10.47        $13.75

Income from investment operations:

Net investment income (loss)           (.01)        (.02)        (.01)          --          (.08)

Net gains (losses) (both realized
  and unrealized)                      (.39)        (.48)       (1.31)       (3.46)        (2.54)

Total from investment operations       (.40)        (.50)       (1.32)       (3.46)        (2.62)

Less distributions:

Dividends from net investment income     --           --         (.05)        (.08)           --

Distributions from realized gains        --           --           --         (.11)         (.66)

Total distributions                      --           --         (.05)        (.19)         (.66)

Net asset value, end of period        $4.55        $4.95        $5.45        $6.82        $10.47

Ratios/supplemental data

Net assets, end of period
  (in millions)                         $31          $38          $51          $61           $83

Ratio of expenses to average
  daily net assetsc                   1.73%d       1.69%        1.66%        1.51%         1.50%

Ratio of net investment income
  (loss) to average daily
  net assets                          (.33%)d      (.27%)       (.20%)        .06%         (.58%)

Portfolio turnover rate
  (excluding short-term securities)     90%         114%          44%         112%           76%

Total returne                        (8.08%)      (9.11%)     (19.40%)     (32.87%)      (19.91%)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Sept. 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances. d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


Fiscal period ended March 31,

Per share income and capital changesa

                                                               Class B

                                      2000b        2000         1999         1998          1997

Net asset value, beginning of period $4.85        $5.38        $6.73       $10.30        $13.65

Income from investment operations:

Net investment income (loss)          (.03)        (.05)        (.05)        (.04)         (.14)

Net gains (losses) (both realized
  and unrealized)                     (.38)        (.48)       (1.29)       (3.41)        (2.55)

Total from investment operations      (.41)        (.53)       (1.34)       (3.45)        (2.69)

Less distributions:

Dividends from net investment income    --           --         (.01)        (.01)           --

Distributions from realized gains       --           --           --         (.11)         (.66)

Total distributions                     --           --         (.01)        (.12)         (.66)

Net asset value, end of period       $4.44        $4.85        $5.38        $6.73        $10.30

Ratios/supplemental data

Net assets, end of period
  (in millions)                         $7          $9            $8           $9            $8

Ratio of expenses to average
  daily net assetsc                  2.49%d       2.46%        2.46%        2.28%         2.27%

Ratio of net investment income
  (loss) to average daily
  net assets                        (1.09%)d     (1.04%)       (.97%)       (.74%)       (1.46%)

Portfolio turnover rate
  (excluding short-term securities)    90%         114%          44%         112%           76%

Total returne                       (8.45%)      (9.78%)     (20.02%)     (33.41%)      (20.52%)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Sept. 30, 2000 (Unaudited).
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Fiscal period ended March 31,

Per share income and capital changesa

                                         Class C

                                           2000b

Net asset value,  beginning of period     $4.57

Income from  investment  operations:

Net  investment  income  (loss)            (.01)

Net gains  (losses)  (both  realized
  and unrealized)                          (.13)

Total from investment operations           (.14)

Net asset value, end of period            $4.43

Ratios/supplemental data

Net assets, end of period (in millions)     $--

Ratio of expenses to average daily
  net assetsc                             2.49%d

Ratio of net investment income
  (loss) to average daily net assets       .15%d

Portfolio turnover rate
  (excluding short-term securities)         90%

Total returne                            (3.06%)

a For a share outstanding throughout the period. Rounded to the nearest cent. b Inception date was June 26, 2000 (Unaudited).
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


Fiscal period ended March 31,
Per share income and capital changesa

                                                               Class Y

                                      2000b        2000         1999         1998          1997

Net asset value, beginning of period $4.95        $5.43        $6.80       $10.52        $13.76

Income from investment operations:

Net investment income (loss)            --           --         (.01)         .03          (.05)

Net gains (losses) (both realized
  and unrealized)                     (.39)        (.48)       (1.30)       (3.52)        (2.53)

Total from investment operations      (.39)        (.48)       (1.31)       (3.49)        (2.58)

Less distributions:

Dividends from net investment income    --           --         (.06)        (.12)           --

Distributions from realized gains       --           --           --         (.11)         (.66)

Total distributions                     --           --         (.06)        (.23)         (.66)

Net asset value, end of period       $4.56        $4.95        $5.43        $6.80        $10.52

Ratios/supplemental data

Net assets, end of period
  (in millions)                        $--          $--          $--          $--           $--

Ratio of expenses to average
  daily net assetsc                  1.52%d       1.52%        1.38%        1.26%         1.27%

Ratio of net investment income
  (loss) to average daily
  net assets                         (.18%)d      (.19%)        .01%         .36%         (.33%)

Portfolio turnover rate
  (excluding short-term securities)    90%         114%          44%         112%           76%

Total returne                       (7.88%)      (8.89%)     (19.31%)     (32.79%)      (19.75%)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Sept. 30, 2000 (Unaudited).
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Investments in Securities
AXP Precious Metals Fund, Inc.
Sept. 30, 2000 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common stocks (94.9%)
Issuer                                                   Shares         Value(a)
Australia (8.5%)(c)
Delta Gold                                            2,200,000      $1,382,163
Goldfields                                              300,000         243,720
Kingsgate Consolidated                             1,500,000(b)         519,936
MIM Holdings                                            500,000         295,172
Portman                                                 500,000         230,180
QCT Resources                                           800,000         563,264
Total                                                                 3,234,435

Canada (41.9%)(c)
Aber Diamond                                          65,000(b)         518,410
Agnico-Eagle Mines                                      180,000       1,052,772
Barrick Gold                                            155,000       2,363,750
CSA Management Cl A                                   20,000(b)         272,498
Francisco Gold                                       100,000(b)         398,777
Franco-Nevada Mining                                    100,000         983,650
Gabriel Resources                                       879,200       1,986,761
Goldcorp Cl A                                           400,000       2,711,684
IAMGOLD                                              300,000(b)         498,471
Meridian Gold                                        600,000(b)       3,987,771
Pacific Rim Mining                                   200,000(b)         199,389
Teck Cl B                                            145,000(b)         987,804
Total                                                                15,961,737

Peru (3.9%)(c)
Compania de Minas Buenaventura ADR                      105,000       1,483,125

South Africa (10.4%)(c)
Harmony Gold Mining                                     300,000       1,524,720
Impala Platinum Holdings                                 40,000       1,733,832
Kroondal Platinum Mines                              200,000(b)         686,885
Total                                                                 3,945,437
United Kingdom (3.8%)(c)
Brancote Holdings                                    750,000(b)       1,435,994

United States (26.5%)
EXE Technologies                                      95,000(b)       1,425,000
Freeport-McMoRan Copper & Gold Cl B                  100,000(b)         881,250
Newmont Mining                                          130,000      $2,210,000
Stillwater Mining                                    165,000(b)       4,466,549
Vastera                                               50,000(b)       1,100,000
Total                                                                10,082,799

Total common stocks
(Cost: $34,404,240)                                                  36,143,527

Other (0.3%)
Issuer                                                   Shares         Value(a)
Canada(c)
Minefinders
   Special Warrants                                     125,000         $95,540
Sedna Geotek
   Warrants                                          228,516(d)              --

Total other
(Cost: $458,278)                                                        $95,540

Option purchased (1.7%)
Issuer            Contracts          Exercise        Expiration         Value(a)
                                        price              date
Call
Stillwater Mining   100,000            $22.50         Jan. 2001        $645,000

Total option purchased
(Cost: $659,250)                                                       $645,000

Short-term securities (5.2%)
Issuer                             Annualized            Amount         Value(a)
                                yield on date        payable at
                                  of purchase          maturity
U.S. government agencies
Federal Home Loan Bank Disc Nts
     11-17-00                            6.45%         $700,000        $693,712
     11-24-00                            6.44           500,000         494,879
Federal Home Loan Mtge Corp Disc Nt
     10-03-00                            6.38           200,000         199,858
Federal Natl Mtge Assn Disc Nt
     12-07-00                            6.48           600,000         592,445
Total                                                                 1,980,894

Total short-term securities
(Cost: $1,981,807)                                                   $1,980,894

Total investments in securities
(Cost: $37,503,575)(e)                                              $38,864,961

See accompanying notes to investments in securities.

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Sept. 30, 2000, the value of foreign securities represented 68.65% of net assets.
(d) Negligible market value.
(e) At Sept.  30, 2000, the cost of securities for federal income tax purposes
    was  approximately   $37,504,000  and  the  approximate   aggregate  gross
    unrealized appreciation and depreciation based on that cost was:
    Unrealized appreciation                                        $5,261,000
    Unrealized depreciation                                        (3,900,000)
                                                                   ----------
    Net unrealized appreciation                                    $1,361,000
                                                                   ----------

American
  Express(R)
Funds

AXP Precious Metals Fund
70100 AXPFinancial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: INPMX             Class B: INPBX
Class C: N/A               Class Y: N/A

                                 PRSRT STD AUTO
                                  U.S. POSTAGE
                                      PAID
                                    AMERICAN
                                     EXPRESS

                                                                S-6144 P (11/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express
Financial Advisors Inc. and is not a broker-dealer.